Share capital and reserves, Summary (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share Capital [Abstract]
Dividend payable per share (in dollars per share)	$ 0	$ 0	$ 0
Ordinary Shares [Member]
Share Capital [Abstract]
Shares authorized (in shares)	40,000,000,000
Share price (in dollars per share)	$ 0.025